Stock Based Compensation (Details 2)	12 Months Ended
Sep. 30, 2014 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding | shares	4,366,191
Options Outstanding Weighted average remaining contract	6 years 9 months 18 days
Options Outstanding Weighted average exercise price	$ 0.20
Options Exercisable Number exercisable | shares	73,990
Options Exercisable Weighted average exercise price	$ 11.00
0.00-0.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range,lower	0.00
Exercise price range,upper	$ 0.10
Number Outstanding | shares	1,000,000
Options Outstanding Weighted average remaining contract	9 years 4 months 24 days
Options Outstanding Weighted average exercise price	$ 0.09
Options Exercisable Number exercisable | shares	6,667
Options Exercisable Weighted average exercise price	$ 4.50
0.11-0.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range,lower	0.11
Exercise price range,upper	$ 0.20
Number Outstanding | shares	1,358,450
Options Outstanding Weighted average remaining contract	6 years 9 months 18 days
Options Outstanding Weighted average exercise price	$ 0.13
Options Exercisable Number exercisable | shares	27,169
Options Exercisable Weighted average exercise price	$ 6.50
0.21-0.30 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range,lower	0.21
Exercise price range,upper	$ 0.30
Number Outstanding | shares	1,456,050
Options Outstanding Weighted average remaining contract	6 years 8 months 12 days
Options Outstanding Weighted average exercise price	$ 0.28
Options Exercisable Number exercisable | shares	29,121
Options Exercisable Weighted average exercise price	$ 14.00
0.31-0.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range,lower	0.31
Exercise price range,upper	$ 0.40
Number Outstanding | shares	551,691
Options Outstanding Weighted average remaining contract	2 years 3 months 18 days
Options Outstanding Weighted average exercise price	$ 0.35
Options Exercisable Number exercisable | shares	11,033
Options Exercisable Weighted average exercise price	$ 17.50